Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of June 30, 2025 (unaudited)	As of December 31, 2024
	(in €)
Short-term deposits
Deposits held in U.S. dollars	6,480,429	13,408,478
Deposits held in euros	2,590,000	700,000
Total	9,070,429	14,108,478
Cash at banks
Cash held in U.S. dollars	2,925,967	2,805,655
Cash held in euros	1,007,055	1,461,847
Total	3,933,022	4,267,501
Total cash and cash equivalents	13,003,450	18,375,979